Other assets (Details) ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Current
Other Assets		₨ 12,536	$ 181	₨ 14,301
Non-current
Other non-current assets		946	$ 14	1,030
Current
Current
Balances and receivables from statutory authorities	[1]	4,398		6,741
Export benefits receivable	[2]	2,363		2,842
Prepaid expenses		951		761
Others	[3]	4,824		3,957
Other Assets		12,536		14,301
Non-current
Non-current
Security deposits		562		664
Others		384		366
Other non-current assets		₨ 946		₨ 1,030

[1]	Balances and receivables from statutory authorities primarily consist of amounts receivable from the goods and service tax (“GST”), excise duty, value added tax and customs authorities of India and the unutilized GST input tax credits, excise duty, service tax and value added tax input credits (subsumed under GST input tax credits effective as of July 1, 2017) on purchases. These are regularly utilized to offset the GST liability (or, prior to July 1, 2017, liability for excise duty, value added tax, etc.) on goods produced by and services provided by the Company. Accordingly, these balances have been classified as current assets.
[2]	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.
[3]	Others primarily includes advances given to vendors and employees, security deposits, interest accrued but not due on investments, and claims receivable.